UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 05/31/17

Item 1. Schedule of Investments.

FRANKLIN UNIVERSAL TRUST

Statement of Investments, May 31, 2017 (unaudited)
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 42.4%
Energy 2.1%
[a] Chaparral Energy Inc., A	United States	27,903	$641,769
[a,b] Chaparral Energy Inc., A, 144A	United States	214	5,501
[a] Chaparral Energy Inc., B	United States	5,868	134,964
[a] CHC Group LLC	Cayman Islands	10,468	120,382
Enbridge Inc	Canada	39,360	1,515,754
[a] Energy XXI Gulf Coast Inc	United States	12,053	313,740
[a] Energy XXI Gulf Coast Inc., wts., 12/30/21.	United States	5,433	9,236
[a] Goodrich Petroleum Corp	United States	19,379	234,098
[a,b] Halcon Resources Corp	United States	52,355	312,770
[a] Halcon Resources Corp., wts., 9/09/20	United States	4,668	3,968
[a] Linn Energy Inc	United States	14,316	439,501
[a] Midstates Petroleum Co. Inc	United States	318	5,457
[a,c] Midstates Petroleum Co. Inc., wts., 4/21/20	United States	2,256	149
[a] Penn Virginia Corp	United States	8,772	375,442
[a] W&T Offshore Inc	United States	49,360	100,694
			4,213,425
Materials 0.9%
BHP Billiton PLC, ADR.	United Kingdom	25,185	763,105
[a] Freeport-McMoRan Inc	United States	80,380	923,566
South32 Ltd., ADR	Australia	10,074	98,826
[a] Verso Corp., A	United States	3,330	11,389
[a] Verso Corp., wts., 7/25/23	United States	350	53
			1,796,939
Transportation 0.0%†
[a,c] CEVA Holdings LLC	United States	179	37,680
Utilities 39.4%
Alliant Energy Corp	United States	80,000	3,317,600
American Electric Power Co. Inc	United States	75,000	5,383,500
CenterPoint Energy Inc	United States	122,800	3,513,308
CMS Energy Corp	United States	65,000	3,081,650
Consolidated Edison Inc	United States	40,000	3,311,600
Dominion Energy Inc	United States	80,000	6,461,600
DTE Energy Co	United States	25,000	2,738,000
Duke Energy Corp	United States	57,560	4,931,741
Edison International	United States	61,000	4,975,770
Entergy Corp	United States	30,000	2,371,800
Exelon Corp	United States	55,000	1,997,050
FirstEnergy Corp	United States	60,000	1,754,400
Great Plains Energy Inc	United States	70,000	2,011,100
NextEra Energy Inc	United States	41,500	5,869,760
PG&E Corp	United States	50,000	3,419,000
Pinnacle West Capital Corp	United States	56,000	4,947,600
PPL Corp	United States	24,500	977,795
Public Service Enterprise Group Inc	United States	45,000	2,020,950
Sempra Energy.	United States	50,000	5,824,500
The Southern Co	United States	68,250	3,454,132
Vistra Energy Corp	United States	11,988	177,063
WEC Energy Group Inc	United States	40,000	2,510,400
Westar Energy Inc	United States	60,000	3,177,000

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests (continued)
Utilities (continued)
Xcel Energy Inc	United States	60,000	$2,874,600
			81,101,919
Total Common Stocks and Other Equity Interests
(Cost $45,840,032)			87,149,963

Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United States	6	1,950
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United States	388	93,218
Total Convertible Preferred Stocks (Cost $587,092)			95,168

		Principal
		Amount*

Convertible Bonds (Cost $995,870) 0.4%
Energy 0.4%
CHC Group LLC/CHC Finance Ltd., cvt., zero cpn., 10/01/20	Cayman Islands	$538,308	888,208
Corporate Bonds 84.2%
Automobiles & Components 0.7%
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	1,100,000	1,136,432
senior note, 5.125%, 11/15/23	United States	300,000	316,500
			1,452,932
Banks 2.5%
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	500,000	538,750
senior note, 5.00%, 8/15/22	United States	1,200,000	1,301,640
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,161,875
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	961,875
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual.	United States	1,100,000	1,119,525
			5,083,665
Capital Goods 4.9%
[e] Cloud Crane Escrow LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	100,000	109,000
[e] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	200,000	218,000
CNH Industrial Capital LLC, senior note, 3.875%, 10/15/21	United States	1,700,000	1,738,250
[e] Cortes NP Acquisition Corp., senior note, 144A, 9.25%, 10/15/24	United States	1,700,000	1,844,500
[e] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	400,000	427,500
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	800,000	813,496
Oshkosh Corp., senior note, 5.375%, 3/01/22	United States	500,000	521,250
[e] Tennant Co., senior note, 144A, 5.625%, 5/01/25	United States	1,000,000	1,047,500
[e] Terex Corp., senior note, 144A, 5.625%, 2/01/25.	United States	1,400,000	1,436,750
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	1,000,000	1,042,500
senior sub. bond, 6.50%, 5/15/25	United States	100,000	103,875
senior sub. note, 6.00%, 7/15/22.	United States	700,000	727,037
[e]senior sub. note, 144A, 6.50%, 5/15/25	United States	100,000	103,875
			10,133,533

|2

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Commercial & Professional Services 1.0%
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24.	United States	$1,400,000	$1,485,764
senior bond, 5.875%, 9/15/26.	United States	100,000	106,374
senior bond, 5.50%, 5/15/27	United States	500,000	515,000
			2,107,138
Consumer Durables & Apparel 4.7%
Beazer Homes USA Inc.,
senior note, 8.75%, 3/15/22	United States	1,300,000	1,456,000
[e]senior note, 144A, 6.75%, 3/15/25	United States	100,000	104,250
[e] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	1,500,000	1,507,500
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,252,900
senior note, 4.75%, 5/15/19	United States	200,000	207,000
senior note, 7.00%, 12/15/21	United States	300,000	339,375
Newell Brands Inc., senior note, 5.00%, 11/15/23	United States	700,000	752,807
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	1,700,000	1,731,875
[e] Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.,
senior note, 144A, 5.25%, 4/15/21	United States	400,000	410,000
senior note, 144A, 5.875%, 4/15/23	United States	100,000	107,250
senior note, 144A, 5.625%, 3/01/24	United States	1,000,000	1,052,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24.	United States	700,000	756,000
			9,677,457
Consumer Services 4.8%
[e] 1011778 BC ULC/New Red Finance Inc., senior secured note, first lien, 144A, 4.25%,
5/15/24.	Canada	900,000	901,125
[e] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	1,000,000	845,000
[e] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	2,200,000	2,403,500
[e] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	600,000	625,680
senior note, 144A, 5.25%, 6/01/26	United States	600,000	631,050
[e] ROC Finance LLC/ROC Finance 1 Corp., senior secured note, first lien, 144A, 6.75%,
11/15/21	United States	1,700,000	1,765,875
[e] Silversea Cruise Finance Ltd., senior secured note, first lien, 144A, 7.25%, 2/01/25	United States	500,000	536,575
[e] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%, 3/01/25 .	United States	1,300,000	1,378,000
[e] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	800,000	832,000
			9,918,805
Diversified Financials 4.1%
E*TRADE Financial Corp.,
senior note, 5.375%, 11/15/22	United States	300,000	315,575
senior note, 4.625%, 9/15/23	United States	400,000	414,758
[e] FirstCash Inc., senior note, 144A, 5.375%, 6/01/24	United States	1,100,000	1,128,875
[e] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	600,000	618,000
Navient Corp.,
senior note, 4.875%, 6/17/19	United States	800,000	829,120
senior note, 6.625%, 7/26/21	United States	800,000	852,240
senior note, 7.25%, 9/25/23	United States	1,700,000	1,795,200
[e] Park Aerospace Holdings Ltd.,
senior note, 144A, 5.25%, 8/15/22	Ireland	700,000	738,283
senior note, 144A, 5.50%, 2/15/24	Ireland	700,000	737,191

|3

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
[e] Tempo Acquisition LLC/Tempo Acquisition Finance Corp., senior note, 144A, 6.75%,
6/01/25.	United States	$1,000,000	$1,023,100
			8,452,342
Energy 9.1%
[e] Bill Barrett Corp., senior note, 144A, 8.75%, 6/15/25	United States	1,700,000	1,636,250
[f] BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
senior bond, 7.875%, 4/15/22.	United States	200,000	58,500
senior note, 8.625%, 10/15/20	United States	600,000	175,500
California Resources Corp.,
[e]secured note, second lien, 144A, 8.00%, 12/15/22	United States	615,000	462,788
senior bond, 6.00%, 11/15/24.	United States	15,000	9,525
senior note, 5.50%, 9/15/21	United States	10,000	7,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	800,000	720,000
[e]senior note, 144A, 11.50%, 1/15/21	United States	300,000	351,750
Cheniere Corpus Christi Holdings LLC,
senior note, first lien, 7.00%, 6/30/24.	United States	600,000	675,000
senior secured note, first lien, 5.875%, 3/31/25.	United States	1,000,000	1,077,500
CONSOL Energy Inc.,
senior note, 5.875%, 4/15/22	United States	300,000	297,375
senior note, 8.00%, 4/01/23	United States	600,000	635,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
[e]senior note, 144A, 5.75%, 4/01/25	United States	800,000	820,000
senior note, 6.25%, 4/01/23	United States	500,000	520,935
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	800,000	772,000
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	1,200,000	1,347,000
senior secured bond, first lien, 5.875%, 1/15/24	United States	200,000	214,500
[e,g] EnQuest PLC, 144A, PIK, 8.00%, 10/15/23	United Kingdom	642,878	525,218
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	700,000	680,750
[e] Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., senior note, 144A, 8.625%,
6/15/20.	United States	800,000	780,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21.	United States	600,000	618,000
[e] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	700,000	540,750
QEP Resources Inc., senior bond, 5.375%, 10/01/22.	United States	1,600,000	1,572,000
Sabine Pass Liquefaction LLC,
first lien, 6.25%, 3/15/22	United States	200,000	227,059
first lien, 5.625%, 4/15/23	United States	500,000	558,003
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	800,000	760,000
senior note, 6.125%, 1/15/23	United States	100,000	88,500
[e,g] W&T Offshore Inc.,
secured note, second lien, 144A, PIK, 10.75%, 5/15/20	United States	275,482	241,271
senior secured note, third lien, 144A, PIK, 10.00%, 6/15/21	United States	246,533	193,246
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	200,000	201,500
senior note, 7.75%, 6/15/21	United States	400,000	423,652
senior note, 4.50%, 4/15/22	United States	400,000	373,000
senior note, 8.25%, 6/15/23	United States	600,000	637,500
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	400,000	440,000
			18,641,322

|4

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Food, Beverage & Tobacco 3.8%
Constellation Brands Inc.,
senior bond, 4.75%, 11/15/24.	United States	$400,000	$438,429
senior note, 4.25%, 5/01/23	United States	500,000	538,807
senior note, 4.75%, 12/01/25	United States	100,000	109,850
[e] Cott Holdings Inc., senior note, 144A, 5.50%, 4/01/25	Canada	1,700,000	1,744,625
[e] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	900,000	884,250
senior note, 144A, 7.25%, 6/01/21	United States	800,000	802,000
[e] Lamb Weston Holdings Inc.,
senior note, 144A, 4.625%, 11/01/24.	United States	500,000	515,000
senior note, 144A, 4.875%, 11/01/26.	United States	1,000,000	1,030,000
[e] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26	United States	900,000	909,000
senior note, 144A, 6.00%, 12/15/22	United States	300,000	320,250
senior note, 144A, 5.50%, 3/01/25	United States	400,000	421,000
			7,713,211
Health Care Equipment & Services 5.8%
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	300,000	302,625
senior note, 7.125%, 7/15/20	United States	400,000	395,000
senior note, 6.875%, 2/01/22	United States	200,000	178,500
senior secured note, first lien, 6.25%, 3/31/23	United States	600,000	622,200
DaVita Inc., senior note, 5.75%, 8/15/22	United States	500,000	519,062
[e] Envision Healthcare Corp., senior note, 144A, 6.25%, 12/01/24	United States	1,500,000	1,608,750
HCA Inc.,
senior bond, 5.875%, 5/01/23.	United States	800,000	875,504
senior bond, 5.875%, 2/15/26.	United States	1,400,000	1,524,250
senior secured bond, first lien, 5.875%, 3/15/22	United States	600,000	667,500
[e] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,300,000	1,392,560
Tenet Healthcare Corp.,
senior note, 5.00%, 3/01/19	United States	1,100,000	1,127,500
senior note, 5.50%, 3/01/19	United States	400,000	412,000
senior note, 8.125%, 4/01/22	United States	1,000,000	1,058,750
Wellcare Health Plans Inc., senior note, 5.25%, 4/01/25.	United States	1,200,000	1,267,500
			11,951,701
Materials 11.4%
[e] American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	342,000	353,543
[g] ARD Finance SA, secured note, PIK, 7.875%, 9/15/23	Luxembourg	400,000	410,673
[e] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.00%, 6/30/21	Luxembourg	500,000	516,250
[e] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	United States	400,000	410,500
[e] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 6.50%, 5/15/21	Australia	1,500,000	1,591,627
[e] BWAY Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	900,000	918,000
[e] Cemex SAB de CV, senior secured bond, first lien, 144A, 5.70%, 1/11/25	Mexico	1,100,000	1,161,644
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	200,000	222,500
senior note, 6.625%, 5/15/23	United States	1,100,000	1,179,629
senior note, 5.375%, 5/15/27	United States	300,000	313,875

|5

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[e] CVR Partners LP/CVR Nitrogen Finance Corp., secured note, second lien, 144A, 9.25%,
6/15/23.	United States	$1,000,000	$1,040,000
[e] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	500,000	515,000
[e] First Quantum Minerals Ltd.,
senior note, 144A, 7.00%, 2/15/21	Canada	931,000	979,691
senior note, 144A, 7.25%, 4/01/23	Canada	600,000	607,500
[e] FMG Resources August 2006 Pty. Ltd., senior note, 144A, 4.75%, 5/15/22.	Australia	800,000	814,000
[e] Grinding Media Inc./MC Grinding Media Canada Inc., senior secured note, 144A, 7.375%,
12/15/23	United States	400,000	432,500
[e] New Gold Inc., senior note, 144A, 6.375%, 5/15/25	Canada	700,000	719,320
[e] Novelis Corp.,
senior bond, 144A, 5.875%, 9/30/26	United States	500,000	518,750
senior note, 144A, 6.25%, 8/15/24	United States	700,000	739,270
[e] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	1,000,000	1,047,500
senior note, 144A, 5.875%, 8/15/23	United States	500,000	547,187
[e] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21.	United States	100,000	111,125
senior note, 144A, 6.50%, 2/01/22	United States	600,000	621,000
[e] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	520,315
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	500,000	514,375
[e]first lien, 144A, 5.125%, 7/15/23	United States	1,000,000	1,038,750
[e]senior note, 144A, 7.00%, 7/15/24	United States	200,000	215,624
[e] Sealed Air Corp.,
senior bond, 144A, 5.50%, 9/15/25	United States	400,000	432,000
senior note, 144A, 6.50%, 12/01/20	United States	400,000	448,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24.	United States	900,000	955,125
senior bond, 5.00%, 12/15/26.	United States	700,000	714,000
senior note, 5.125%, 10/01/21	United States	400,000	414,500
Summit Materials LLC/Summit Materials Finance Corp., senior note, 8.50%, 4/15/22	United States	1,000,000	1,127,500
[e] SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., senior note,
144A, 7.50%, 6/15/25	United States	1,200,000	1,182,000
			23,333,273
Media 8.7%
[e] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	900,000	945,000
AMC Networks Inc., senior note, 5.00%, 4/01/24.	United States	900,000	915,741
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	324,000	330,075
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,700,000	1,764,294
[e]senior bond, 144A, 5.75%, 2/15/26	United States	700,000	751,625
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,035,000
senior sub. note, 7.625%, 3/15/20	United States	700,000	706,125
CSC Holdings LLC,
[e]senior bond, 144A, 5.50%, 4/15/27	United States	500,000	524,910
senior note, 6.75%, 11/15/21	United States	700,000	776,125
senior note, 5.25%, 6/01/24	United States	700,000	716,187
DISH DBS Corp.,
senior note, 6.75%, 6/01/21	United States	700,000	776,125
senior note, 7.75%, 7/01/26	United States	800,000	942,000

|6

FRANKLIN UNIVERSAL TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	$1,000,000	$738,750
senior secured note, first lien, 9.00%, 9/15/22	United States	100,000	73,625
[e] Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 8/01/24	United States	600,000	606,000
[e] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	500,000	481,250
[e] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24	United States	800,000	851,000
senior bond, 144A, 5.375%, 4/15/25	United States	700,000	721,000
Tegna Inc.,
senior bond, 6.375%, 10/15/23	United States	900,000	956,250
senior note, 5.125%, 7/15/20	United States	800,000	822,000
[e] Univision Communications Inc., senior secured bond, first lien, 144A, 6.75%, 9/15/22	United States	358,000	375,453
[e] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	316,125
[e] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	500,000	511,250
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	800,000	826,000
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	200,000	206,500
[e] WMG Acquisition Corp.,
secured note, first lien, 144A, 5.00%, 8/01/23.	United States	200,000	205,500
senior note, 144A, 5.625%, 4/15/22	United States	92,000	96,025
			17,969,935
Pharmaceuticals, Biotechnology & Life Sciences 3.0%
[e] Concordia International Corp.,
senior note, 144A, 7.00%, 4/15/23	Canada	900,000	191,250
senior secured note, first lien, 144A, 9.00%, 4/01/22	Canada	400,000	300,000
[e] Endo Dac/Endo Finance LLC/Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	800,000	720,800
senior note, 144A, 6.00%, 7/15/23	United States	1,000,000	926,250
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	1,500,000	1,413,750
[e] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	500,000	530,000
[e] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,035,375
[e] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000	240,375
senior note, 144A, 5.625%, 12/01/21.	United States	700,000	605,063
senior note, 144A, 7.00%, 3/15/24	United States	200,000	212,000
			6,174,863
Real Estate 1.2%
Equinix Inc.,
senior bond, 5.375%, 4/01/23.	United States	1,300,000	1,367,860
senior bond, 5.875%, 1/15/26.	United States	200,000	217,938
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 5.25%, 8/01/26	United States	300,000	316,500
senior note, 6.375%, 3/01/24	United States	600,000	657,000
			2,559,298

|7

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Retailing 1.4%
Dollar Tree Inc., senior note, 5.75%, 3/01/23.	United States	$500,000	$532,000
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,100,000	1,204,500
[e] PetSmart Inc.,
senior note, 144A, 7.125%, 3/15/23	United States	300,000	280,500
senior note, 144A, 8.875%, 6/01/25	United States	300,000	298,125
senior secured note, first lien, 144A, 5.875%, 6/01/25	United States	600,000	604,500
			2,919,625
Semiconductors & Semiconductor Equipment 0.9%
[e] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	261,000	301,455
Qorvo Inc., senior bond, 7.00%, 12/01/25.	United States	1,300,000	1,469,000
			1,770,455
Software & Services 3.4%
[e] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	1,900,000	1,949,970
[e] CyrusOne LP/CyrusOne Finance Corp., senior note, 144A, 5.00%, 3/15/24	United States	400,000	410,000
[e] First Data Corp.,
secured note, second lien, 144A, 5.75%, 1/15/24	United States	1,700,000	1,804,125
senior note, 144A, 7.00%, 12/01/23	United States	400,000	432,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	1,700,000	1,778,625
[e] Symantec Corp., senior note, 144A, 5.00%, 4/15/25	United States	500,000	520,000
			6,894,720
Technology Hardware & Equipment 2.1%
[e] Blackboard Inc., second lien, 144A, 9.75%, 10/15/21.	United States	1,542,000	1,507,305
CDW LLC/CDW Finance Corp., senior note, 5.00%, 9/01/25.	United States	800,000	828,000
[e] CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	900,000	960,930
[e] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	200,000	211,875
senior note, 144A, 7.125%, 6/15/24	United States	200,000	222,951
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	200,000	220,981
senior secured note, first lien, 144A, 5.45%, 6/15/23	United States	300,000	326,157
			4,278,199
Telecommunication Services 6.4%
[e] Block Communications Inc., senior note, 144A, 6.875%, 2/15/25	United States	300,000	323,625
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23.	United States	300,000	321,750
senior bond, 5.625%, 4/01/25.	United States	1,000,000	996,570
[e] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	854,802
[e] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	486,573
senior note, 144A, 6.75%, 3/01/23	Bermuda	300,000	288,623
Hughes Satellite Systems Corp., senior bond, 6.625%, 8/01/26	United States	1,400,000	1,487,500
Intelsat Jackson Holdings SA, senior note, 7.50%, 4/01/21.	Luxembourg	900,000	805,500
[e] Sprint Communications Inc.,
senior note, 144A, 9.00%, 11/15/18	United States	223,000	245,021
senior note, 144A, 7.00%, 3/01/20	United States	500,000	556,250
Sprint Corp.,
senior bond, 7.875%, 9/15/23.	United States	500,000	579,375
senior bond, 7.125%, 6/15/24.	United States	500,000	563,687

|8

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
[e] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, first lien, 144A, 3.36%, 3/20/23	United States	$1,400,000	$1,424,077
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	217,050
senior bond, 6.375%, 3/01/25.	United States	500,000	543,125
senior note, 6.125%, 1/15/22	United States	100,000	105,500
senior note, 6.00%, 4/15/24	United States	200,000	216,000
[e] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,770,159
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	300,000	304,500
[e] Zayo Group LLC/Zayo Capital Inc., senior note, 144A, 5.75%, 1/15/27.	United States	1,000,000	1,057,390
			13,147,077
Transportation 1.0%
[e] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19.	United States	400,000	413,000
senior note, 144A, 9.75%, 5/01/20	United States	200,000	214,250
[e] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	1,300,000	1,376,375
			2,003,625
Utilities 3.3%
Calpine Corp., senior bond, 5.75%, 1/15/25	United States	1,600,000	1,526,000
Dynegy Inc., senior bond, 7.625%, 11/01/24.	United States	1,700,000	1,657,500
[e] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	951,250
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24.	United States	600,000	622,500
[e]senior bond, 144A, 5.00%, 9/15/26	United States	900,000	897,750
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	1,600,000	1,200,000
			6,855,000
Total Corporate Bonds (Cost $168,501,933)			173,038,176

		Shares

Escrows and Litigation Trusts 0.0%†
[a,c] Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC, Escrow Account	United States	700,000	—
[a,c] NewPage Corp., Litigation Trust	United States	1,200,000	—
[a] Penn Virginia Corp., Escrow Account.	United States	700,000	12,250
[a,c] Vistra Energy Corp., Escrow Account	United States	700,000	8,120
Total Escrows and Litigation Trusts (Cost $20,297)			20,370
Total Investments before Short Term Investments
(Cost $215,945,224)			261,191,885

Short Term Investments (Cost $2,018,687) 1.0%
Money Market Funds 1.0%
[h,i] Institutional Fiduciary Trust Money Market Portfolio, 0.44%	United States	2,018,687	2,018,687
Total Investments (Cost $217,963,911) 128.0%			263,210,572
Notes Payable (29.2)%			(59,961,811)
Other Assets, less Liabilities 1.2%			2,356,828
Net Assets 100.0%			$205,605,589

|9

FRANKLIN UNIVERSAL TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSee Note 4 regarding restricted securities.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2017, the aggregate value of these securities was $141,117, representing 0.1% of net assets.
dPerpetual security with no stated maturity date.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
May 31, 2017, the aggregate value of these securities was $88,585,953, representing 43.1% of net assets.
fDefaulted security or security for which income has been deemed uncollectible.
gIncome may be received in additional securities and/or cash.
hSee Note 5 regarding investments in affiliated management investment companies.
iThe rate shown is the annualized seven-day yield at period end.

|10

FRANKLIN UNIVERSAL TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the

|11

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$218,369,500

Unrealized appreciation	$56,050,698
Unrealized depreciation	(11,209,626)
Net unrealized appreciation (depreciation)	$44,841,072

4. RESTRICTED SECURITIES

At May 31, 2017, investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, were as follows:

		Acquisition
Shares	Issuer	Date	Cost	Value
214	[a] Chaparral Energy Inc., A, 144A	3/21/17	$5,387	$5,501
52,355	[b] Halcon Resources Corp	6/29/12 - 8/29/13	1,480,716	312,770
	Total Restricted Securities (Value is 0.2% of Net Assets)		$1,486,103	$318,271

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $776,733 as of May 31, 2017.
bThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,968 as of May 31, 2017.

|12

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Institutional Fiduciary Trust Money Market
Portfolio, 0.44%	1,994,710	32,897,488	(32,873,511)	2,018,687	$2,018,687	$4,079	$ –	0.0%[a]

aRounds to less than 0.1%.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2017, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Energy.	$3,774,623	$—	$438,802		$4,213,425
Materials	1,796,886	53	—		1,796,939
Transportation	—	132,848	—		132,848
Utilities.	81,101,919	—	—		81,101,919
Convertible Bonds	—	888,208	—		888,208
Corporate Bonds	—	173,038,176	—		173,038,176
Escrows and Litigation Trusts	—	12,250	8,120	[b]	20,370
Short Term Investments	2,018,687	—	—		2,018,687
Total Investments in Securities	$88,692,115	$174,071,535	$446,922		$263,210,572

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at May 31, 2017.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

|13

FRANKLIN UNIVERSAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
FRN	Floating Rate Note
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2017